Note 7. Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
Subsequent Events [Text Block]

 NOTE 6. – SUBSEQUENT EVENTS

On November 19, 2012, the Company declared a 1-for-2 forward stock split.  On December 7, 2012, the Company filed a Certificate of Change with the Nevada Secretary of State to cancel the Certificate of Amendment originally filed on November 19, 2012 .

On December 14, 2012, Rosa Habeila Feliz Ruiz submitted a letter of resignation to the board of directors of the company, pursuant to which she resigned as Secretary and Director, effective immediately. Ms. Ruiz’s resignation was not as a result of any disagreement with the Company. The Company appointed Alain French, our Chief Executive Officer, President, Treasurer and Director as Secretary of the Company.

As of January 31, 2013, the Company had made advances to GEXPLO, SRL, a company owned by the Company's President, for a total of 85,310 for exploration expenses it paid on the Company's behalf.

Note 7.  Subsequent Events

In September 2012, 116,665 shares were issued to a third party vendor for services. These shares were valued at $23,333.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

On September 17, 2012, the Company exercised its right of first refusal to purchase two additional mineral properties, Walter (the “Walter Claim”) and Maria (the “Maria Claim”), from GEXPLO pursuant to the “Acquisition Agreement”.  In exchange for the Walter Claim and the Maria Claim, Rosa Habeila Feliz Ruiz transferred 13,181,460 of her shares of the Company’s common stock to the Vendor.

On October 12, 2012, the Company amended the Acquisition Agreement  (the “Amendment”) with GEXPLO and Rosa Habeila Feliz Ruiz. Pursuant to the Amendment, the Company would no longer have right of first refusal to purchase the Shalee and Daniel claims and instead would have right of first refusal to purchase the Henry, Francesca, Eliza, and Nathaniel claims.

On October 12, 2012, the Company exercised its right of first refusal to purchase four additional mineral properties, Henry (the “Henry Claim”), Francesca (the “Francesca Claim”), Eliza (the “Eliza Claim”) and Nathaniel (the “Nathaniel Claim”), from the Vendor pursuant to the Acquisition Agreement.  In exchange for the Claims, Rosa Habeila Feliz Ruiz transferred 12,644,943 of her shares of the Company’s common stock to the Vendor.